CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues (including related party amounts of RMB3,507 and RMB2,543 (US$370) for the years ended December 31, 2017 and 2018, respectively)	¥ 714,141	$ 103,868	¥ 284,709	¥ 70,322
Cost of revenues (including related party amounts of RMB788 and RMB19,763 (US$2,874) for the years ended December 31, 2017 and 2018, respectively)	(517,074)	(75,205)	(213,370)	(47,722)
Gross profit	197,067	28,663	71,339	22,600
Operating expenses
Research and development (including related party amounts of RMB762 and RMB200 (US$29) for the years ended December 31, 2017 and 2018, respectively)	(134,358)	(19,542)	(71,651)	(33,717)
Sales and marketing (including related party amounts of RMB541 and RMB178 (US$26) for the years ended December 31, 2017 and 2018, respectively)	(83,853)	(12,196)	(59,673)	(33,062)
General and administrative (including related party amounts of RMB138 and RMB59 (US$9) for the years ended December 31, 2017 and 2018, respectively)	(71,641)	(10,419)	(32,431)	(13,480)
Total operating expenses	(289,852)	(42,157)	(163,755)	(80,259)
Loss from operations	(92,785)	(13,494)	(92,416)	(57,659)
Foreign exchange (loss)/ gain, net	264	38	(2,724)	(328)
Interest income	3,657	532	314	283
Interest expense	(7,054)	(1,026)	(122)
Other income	8,449	1,229	677	232
Change in fair value of derivative liability	21,302	3,098
Loss before income taxes	(66,167)	(9,623)	(94,271)	(57,472)
Income tax (expense) benefit	(30)	(4)	3,980	(3,910)
Net loss	(66,197)	(9,627)	(90,291)	(61,382)
Net loss attributable to Aurora Mobile Limited’s shareholders	(66,197)	(9,627)	(90,291)	(61,382)
Accretion of contingently redeemable convertible preferred shares	(24,094)	(3,504)	(26,391)	(12,427)
Net loss attributable to common shareholders	(90,291)	(13,131)	¥ (116,682)	¥ (73,809)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | ¥ / shares			¥ (2.73)	¥ (1.73)
Shares used in net loss per share computation:
Common shares - basic and diluted			42,666,670	42,666,670
Other comprehensive income (loss)
Foreign currency translation adjustments	11,688	1,700	¥ (7,563)	¥ 1,896
Total other comprehensive income (loss), net of tax	11,688	1,700	(7,563)	1,896
Total comprehensive loss	(54,509)	(7,927)	(97,854)	(59,486)
Comprehensive loss attributable to Aurora Mobile Limited	(54,509)	(7,927)	¥ (97,854)	¥ (59,486)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited’s shareholders	(46,606)	(6,779)
Accretion of contingently redeemable convertible preferred shares	(16,963)	(2,467)
Net loss attributable to common shareholders	¥ (63,569)	$ (9,246)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (1.57)	$ (0.23)
Shares used in net loss per share computation:
Common shares - basic and diluted	40,441,999	40,441,999
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited’s shareholders	¥ (19,591)	$ (2,848)
Accretion of contingently redeemable convertible preferred shares	(7,131)	(1,037)
Net loss attributable to common shareholders	¥ (26,722)	$ (3,885)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (1.57)	$ (0.23)
Shares used in net loss per share computation:
Common shares - basic and diluted	17,000,189	17,000,189